COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of undiscounted future lease obligations
Lease Commitments
Less than 1 year	1-3 years	3-5 years	Total
$352,998	$957,059	$16,555	$1,326,612

Lease Commitments
as of December 31, 2023
Less than 1 year	1-3 years	3-5 years	Total
$369,849	$1,059,423	$89,038	$1,518,310

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,326,612
Present value adjustment using incremental borrowing rate	(262,842)
Lease liabilities	$1,063,770

Undiscounted minimum lease commitments	$1,518,310
Less: Imputed Interest	(330,476)
Lease liabilities	$1,187,834